Shareholder Report, Holdings (Details)	Nov. 30, 2025
The New Economy Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund - Class A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund - Class A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The New Economy Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund - Class C | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund - Class C | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The New Economy Fund - Class T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund - Class T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund - Class T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund - Class T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund - Class T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund - Class T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund - Class T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund - Class T | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund - Class T | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The New Economy Fund - Class F1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund - Class F1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund - Class F1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund - Class F1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund - Class F1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund - Class F1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund - Class F1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund - Class F1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund - Class F1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund - Class F1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The New Economy Fund - Class F2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund - Class F2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund - Class F2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund - Class F2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund - Class F2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund - Class F2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund - Class F2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund - Class F2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund - Class F2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund - Class F2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The New Economy Fund - Class F3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund - Class F3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund - Class F3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund - Class F3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund - Class F3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund - Class F3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund - Class F3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund - Class F3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund - Class F3 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund - Class F3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The New Economy Fund - Class 529-A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund - Class 529-A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund - Class 529-A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund - Class 529-A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund - Class 529-A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund - Class 529-A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund - Class 529-A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund - Class 529-A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund - Class 529-A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The New Economy Fund - Class 529-C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund - Class 529-C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund - Class 529-C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund - Class 529-C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund - Class 529-C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund - Class 529-C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund - Class 529-C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund - Class 529-C | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund - Class 529-C | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The New Economy Fund Class 529-E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund Class 529-E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund Class 529-E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund Class 529-E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund Class 529-E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund Class 529-E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund Class 529-E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund Class 529-E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund Class 529-E | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The New Economy Fund - Class 529-T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund - Class 529-T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund - Class 529-T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund - Class 529-T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund - Class 529-T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund - Class 529-T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund - Class 529-T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund - Class 529-T | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund - Class 529-T | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The New Economy Fund - Class 529-F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund - Class 529-F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund - Class 529-F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund - Class 529-F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund - Class 529-F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund - Class 529-F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund - Class 529-F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund - Class 529-F-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund - Class 529-F-1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The New Economy Fund Class 529-F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund Class 529-F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund Class 529-F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund Class 529-F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund Class 529-F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund Class 529-F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund Class 529-F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund Class 529-F-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund Class 529-F-2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The New Economy Fund Class 529-F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund Class 529-F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund Class 529-F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund Class 529-F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund Class 529-F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund Class 529-F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund Class 529-F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund Class 529-F-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund Class 529-F-3 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The New Economy Fund Class R-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund Class R-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund Class R-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund Class R-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund Class R-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund Class R-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund Class R-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund Class R-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund Class R-1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The New Economy Fund Class R-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund Class R-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund Class R-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund Class R-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund Class R-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund Class R-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund Class R-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund Class R-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund Class R-2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The New Economy Fund® Class R-2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund® Class R-2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund® Class R-2E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund® Class R-2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund® Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund® Class R-2E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund® Class R-2E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund® Class R-2E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund® Class R-2E | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund® Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The New Economy Fund® Class R-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund® Class R-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund® Class R-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund® Class R-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund® Class R-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund® Class R-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund® Class R-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund® Class R-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund® Class R-3 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund® Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The New Economy Fund® Class R-4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund® Class R-4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund® Class R-4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund® Class R-4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund® Class R-4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund® Class R-4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund® Class R-4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund® Class R-4 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund® Class R-4 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund® Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The New Economy Fund® Class R-5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund® Class R-5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund® Class R-5E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund® Class R-5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund® Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund® Class R-5E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund® Class R-5E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund® Class R-5E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund® Class R-5E | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund® Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The New Economy Fund® Class R-5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund® Class R-5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund® Class R-5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund® Class R-5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund® Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund® Class R-5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund® Class R-5 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund® Class R-5 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund® Class R-5 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund® Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
The New Economy Fund - Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
The New Economy Fund - Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
The New Economy Fund - Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
The New Economy Fund - Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
The New Economy Fund - Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.77%
The New Economy Fund - Class R-6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
The New Economy Fund - Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
The New Economy Fund - Class R-6 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
The New Economy Fund - Class R-6 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The New Economy Fund - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%

[1]	Less than 0.01%.